Pensions and Other Post-Retirement Benefits - Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	$ (21)
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	(6)
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	(5)
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	$ (10)